13. Debt (Details-Notes Payable by Company) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Demand and Revolving Debt	$ 3,386,255	$ 1,105,259	$ 0
Term Debt	23,708,283	18,182,647
Debt Total	27,094,538	19,287,906
Revolving note payable to Maple Bank [Member]
Demand and Revolving Debt	3,386,255	1,105,259
Mortgage note payable to Lakeview Bank [Member]
Term Debt	119,976	119,976
Mortgage note payable to Security State Bank [Member]
Term Debt	221,052	224,568
Construction note payable to American Land & Capital [Member]
Term Debt	1,161,142	184,975
Renewable Unsecured Subordinated Notes
Term Debt	22,206,113	17,653,128
Payable to ABN AMRO [Member]
Demand and Revolving Debt	0	0
Payable to Royal Bank of Canada [Member]
Demand and Revolving Debt	$ 0	$ 0